INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of Provision for Income Tax Expense
	Years Ended
(in thousands)	2021	2020	2019
Current
Federal	$-	$-	$-
State	213	224	205
Total Current	213	224	205

Deferred tax expense (benefit)
Federal	(1,528)	(1,943)	(2,406)
State	(13,339)	(10,372)	(7,329)
Total deferred tax benefit	(14,867)	(12,315)	(9,735)

Valuation allowance	14,867	12,315	9,735

Income tax expense	$213	$224	$205

Schedule of Deferred Tax Assets and Liabilities
Years Ended
(in thousands)	2021	2020	2019
Deferred tax assets
Net operating loss carryforwards	$17,069	$13,192	$10,836
Accruals and reserves	-	-	-
Depreciation	-	-	-
Other	-	-	-
Valuation allowance	(17,069)	(13,192)	(10,836)
Total deferred tax assets	-	-	-

Accruals and reserves	-	-	-
Share-based compensation	-	-	-
Total deferred tax liabilities	-	-	-

Net deferred tax liabilities	$-	$-	$-